Taxation - Movement of valuation allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ (452,670)	$ (65,631)	¥ (402,197)	¥ (56,292)
Additions	(48,944)	(7,096)	(93,165)	(374,721)
Reversal	81,048	11,751	42,692	28,816
Balance at ending of the year	¥ (420,566)	$ (60,976)	¥ (452,670)	¥ (402,197)